UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21926

MORGAN STANLEY CHINA A SHARE FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley China A Share Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
COMMON STOCKS (95.3%) (Unless Otherwise Noted)
Beverages (4.2%)
Kweichow Moutai Co., Ltd., Class A	845,874	$14,220

Capital Markets (4.9%)
Citic Securities Co., Ltd., Class A	4,445,437	16,602

Commercial Banks (16.4%)
Bank of Communications Co., Ltd., Class A	11,520,165	10,859
China Construction Bank Corp., Class A	31,460,319	19,828
China Merchants Bank Co., Ltd., Class A	2,893,796	6,762
Huaxia Bank Co., Ltd., Class A	4,444,500	6,968
Industrial & Commercial Bank of China Ltd., Class A	19,655,362	11,349
		55,766
Construction & Engineering (3.4%)
China Railway Construction Corp., Class A (a)	8,486,160	11,675

Construction Materials (10.8%)
Anhui Conch Cement Co., Ltd., Class A (a)	4,367,902	22,608
Huaxin Cement Co., Ltd., Class A	1,509,656	4,925
Ningxia Saima Industry Co. Ltd., Class A (a)	1,450,402	5,525
Xinjiang Tianshan Cement Co., Ltd., Class A (a)	1,716,684	3,633
		36,691
Electrical Equipment (2.9%)
China South Locomotive & Rolling Stock Corp., Class H (a)	6,694,000	3,059
Shanghai Zhixin Electric Co., Ltd., Class A	1,031,097	3,350
TBEA Co., Ltd., Class A (a)	871,700	3,632
		10,041
Health Care Providers & Services (0.5%)
China National Medicines Corp. Ltd., Class A	394,288	1,557

Household Durables (2.1%)
Gree Electric Appliances, Inc., Class A	1,876,988	7,152

Independent Power Producers & Energy Traders (4.8%)
Huadian Power International Co., Class A	10,086,600	7,499
Huaneng Power International, Inc., Class A	7,511,865	8,740
		16,239
Insurance (7.3%)
China Life Insurance Co., Ltd., Class A	3,991,658	13,458
Ping An Insurance Group Co. of China Ltd., Class A	1,969,992	11,303
		24,761
Machinery (9.7%)
Guangxi Liugong Machinery Co., Ltd., Class A	7,246,962	16,363
Zhengzhou Yutong Bus Co., Ltd., Class A	9,609,474	16,554
		32,917
Metals & Mining (2.0%)
Wuhan Iron & Steel Co., Ltd., Class A	6,178,075	6,647

Oil, Gas & Consumable Fuels (6.3%)
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	6,743,400	16,331
Yanzhou Coal Mining Co., Ltd., Class H	7,188,000	5,178
		21,509
Pharmaceuticals (0.4%)
Beijing SL Pharmaceutical Co., Ltd., Class A (a)	312,627	1,525

Real Estate (12.5%)
China Merchants Property Development Co., Ltd., Class A	3,091,762	10,189
China Vanke Co., Ltd., Class A	6,928,905	8,397
Gemdale Corp., Class A	7,726,989	12,503
Poly Real Estate Group Co., Ltd., Class A (a)	3,595,490	11,597
		42,686
Road & Rail (2.2%)
Daqin Railway Co., Ltd., Class A	5,757,900	7,517

Specialty Retail (1.4%)
GOME Electrical Appliances Holdings Ltd. (b)	32,146,000	4,645

Transportation Infrastructure (3.5%)
Jiangxi Ganyue Expressway Co., Ltd., Class A	8,151,786	11,885
TOTAL COMMON STOCKS (Cost $274,346)		324,035

SHORT-TERM INVESTMENT (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $2,691) (c)	2,691,266	2,691
TOTAL INVESTMENTS (96.1%) (Cost $277,037) +(d)		326,726
OTHER ASSETS IN EXCESS OF LIABILITIES (3.9%)		13,284
NET ASSETS (100%)		$340,010

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2009.
(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $19,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $5,405,000 and $40,283,000, respectively.

(d)

The approximate market value and percentage of total investments, $319,390,000 and 97.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

Morgan Stanley China A Share Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $277,037,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $49,689,000 of which $66,672,000 related to appreciated securities and $16,983,000 related to depreciated securities.

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Securities
Valuation Inputs	(000)
Level 1 - Quoted Prices	$2,691
Level 2 - Other Significant Observable Inputs	324,035
Level 3 - Significant Unobservable Inputs	—
Total	$326,726

For the period ended March 31, 2009 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

Security Valuation — Securities listed on a foreign exchange are valued at their closing price.Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley China A Share Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2009